Capital Transactions (Details) - Schedule of warrants activity - USD ($)		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Schedule of warrants activity [Abstract]
Number of shares, Balance of warrants outstanding and exercisable	1,903,370
Weighted average life, Balance of warrants outstanding and exercisable	3 years 1 month 17 days
Weighted average exercise price, Balance of warrants outstanding and exercisable	$ 21
Intrinsic Value, Balance of warrants outstanding and exercisable
Number of shares, Granted		750,000
Weighted average life, Granted		5 years
Weighted average exercise price, Granted		$ 0.01
Intrinsic Value, Granted
Number of shares, Exercised		(2,380,000)
Weighted average exercise price, Exercised		$ 1.48
Intrinsic Value, Exercised
Number of shares, Balance of warrants outstanding and exercisable		273,370
Weighted average life, Balance of warrants outstanding and exercisable		1 year 5 months 8 days
Weighted average exercise price, Balance of warrants outstanding and exercisable		$ 21
Intrinsic Value, Balance of warrants outstanding and exercisable		$ 0